Cost of Sales - Schedule of Cost of Sales (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Production and delivery	$ 568,007	$ 468,372
Depreciation and depletion	209,496	304,144
Reversal of provision against carrying value of inventories	(255)	(8,718)
Cost of sales	$ 777,248	$ 763,798